INVENTORIES	12 Months Ended
Dec. 31, 2025
Inventory, Net [Abstract]
INVENTORIES

Note 6 - INVENTORIES

Inventories, primarily consisted of cryptocurrency mining machines and standardized computing equipment, which are finished goods from manufactures. As of December 31, 2025 and 2024, inventories consisted of the following:

	December 31,	December 31,
	2025	2024
Finished goods	$5,780,250	$27,172,200

No inventory write-down was recorded for the years ended December 31, 2025, 2024 and 2023.